                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-09835
                                                      ---------

                            Capital Growth Portfolio
                            ------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                   December 31
                                   -----------
                             Date of Fiscal Year End

                                December 31, 2003
                                -----------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

CAPITAL GROWTH PORTFOLIO AS OF DECEMBER 31, 2003
PORTFOLIO OF INVESTMENTS

COMMON STOCKS -- 98.4%

SECURITY                                             SHARES           VALUE
-----------------------------------------------------------------------------------
AEROSPACE AND DEFENSE -- 0.6%

Precision Castparts Corp.                                   12,000    $     544,920
-----------------------------------------------------------------------------------
                                                                      $     544,920
-----------------------------------------------------------------------------------

APPAREL MANUFACTURER -- 0.6%

Warnaco Group, Inc., (The)(1)                               35,000    $     558,250
-----------------------------------------------------------------------------------
                                                                      $     558,250
-----------------------------------------------------------------------------------

BIOTECH CO. -- 0.8%

Celgene Corp.(1)                                            15,000    $     675,300
-----------------------------------------------------------------------------------
                                                                      $     675,300
-----------------------------------------------------------------------------------

BROADCASTING AND CABLE -- 0.1%

Univision Communications, Inc.(1)                            2,000    $      79,380
-----------------------------------------------------------------------------------
                                                                      $      79,380
-----------------------------------------------------------------------------------

BUSINESS SERVICES -- 5.0%

BearingPoint, Inc.(1)                                       44,000    $     443,960
Heidrick & Struggles International, Inc.(1)                 51,000        1,111,800
Integrated Alarm Services Group, Inc.(1)                    44,700          379,950
Sotheby's Holdings, Inc.(1)                                180,000        2,458,800
-----------------------------------------------------------------------------------
                                                                      $   4,394,510
-----------------------------------------------------------------------------------

CHEMICALS -- 1.0%

Lyondell Chemical Co.                                       50,000    $     847,500
-----------------------------------------------------------------------------------
                                                                      $     847,500
-----------------------------------------------------------------------------------

COMMUNICATIONS SERVICES -- 0.9%

WebEx Communications, Inc.(1)                               40,000    $     804,000
-----------------------------------------------------------------------------------
                                                                      $     804,000
-----------------------------------------------------------------------------------

COMPUTER SOFTWARE & SERVICES -- 2.4%

Callidus Software, Inc.(1)                                  95,100    $   1,682,319
Pinnacle Systems, Inc.(1)                                   50,000          426,500
-----------------------------------------------------------------------------------
                                                                      $   2,108,819
-----------------------------------------------------------------------------------

CONSTRUCTION / ENGINEERING -- 0.6%

Shaw Group, Inc., (The)(1)                                  37,000    $     503,940
-----------------------------------------------------------------------------------
                                                                      $     503,940
-----------------------------------------------------------------------------------

CONSULTING SERVICES -- 0.3%

Navigant Consulting, Inc.(1)                                15,000    $     282,900
-----------------------------------------------------------------------------------
                                                                      $     282,900
-----------------------------------------------------------------------------------

DISTRIBUTION / WHOLESALE -- 0.5%

Central European Distribution Corp.(1)                      12,750    $     402,900
-----------------------------------------------------------------------------------
                                                                      $     402,900
-----------------------------------------------------------------------------------

DIVERSIFIED MANUFACTURING AND SERVICES -- 0.5%

Energizer Holdings, Inc.(1)                                 12,000    $     450,720
-----------------------------------------------------------------------------------
                                                                      $     450,720
-----------------------------------------------------------------------------------

DRUGS -- 1.7%

Biovail Corp.(1)                                            25,000    $     537,250
Vertex Pharmaceuticals, Inc.(1)                             90,000          920,700
-----------------------------------------------------------------------------------
                                                                      $   1,457,950
-----------------------------------------------------------------------------------

EDUCATION -- 1.6%

Sylvan Learning Systems, Inc.(1)                            48,400    $   1,393,436
-----------------------------------------------------------------------------------
                                                                      $   1,393,436
-----------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 0.7%

AES Corp.(1)                                                67,000    $     632,480
-----------------------------------------------------------------------------------
                                                                      $     632,480
-----------------------------------------------------------------------------------

ELECTRONIC COMPONENTS -- 0.6%

FLIR Systems, Inc.(1)                                       15,000    $     547,500
-----------------------------------------------------------------------------------
                                                                      $     547,500
-----------------------------------------------------------------------------------

FINANCIAL SERVICES -- 9.6%

Coinstar, Inc.(1)                                          122,500    $   2,212,350
Countrywide Financial Corp.                                 14,666        1,112,441
Doral Financial Corp.                                       31,500        1,016,820
H&R Block, Inc.                                             10,300          570,311
Mitsubishi Tokyo Financial ADR                             278,000        2,176,740
W Holding Co., Inc.                                         75,365        1,402,542
-----------------------------------------------------------------------------------
                                                                      $   8,491,204
-----------------------------------------------------------------------------------

FINANCIAL SERVICES - CREDIT CARDS -- 1.3%

Providian Financial Corp.(1)                               100,000    $   1,164,000
-----------------------------------------------------------------------------------
                                                                      $   1,164,000
-----------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

SECURITY                                             SHARES           VALUE
-----------------------------------------------------------------------------------
FINANCIAL SERVICES - MISCELLANEOUS -- 0.7%

Student Loan Corp., (The)                                    4,200    $     613,200
-----------------------------------------------------------------------------------
                                                                      $     613,200
-----------------------------------------------------------------------------------

HEALTH CARE SERVICES -- 3.4%

Genesis HealthCare Corp.(1)                                 25,500    $     580,890
United Surgical Partners International, Inc.(1)             61,000        2,042,280
WebMD Corp.(1)                                              42,000          377,580
-----------------------------------------------------------------------------------
                                                                      $   3,000,750
-----------------------------------------------------------------------------------

INSURANCE -- 9.4%

Everest Re Group Ltd.                                       25,000    $   2,115,000
PMI Group, Inc.                                             66,800        2,486,964
Radian Group, Inc.                                          55,000        2,681,250
Travelers Property Casualty Corp., Class B                   1,997           33,889
Triad Guaranty, Inc.(1)                                     19,700          991,895
-----------------------------------------------------------------------------------
                                                                      $   8,308,998
-----------------------------------------------------------------------------------

INVESTMENT SERVICES -- 0.9%

E*Trade Group, Inc.(1)                                      63,000    $     796,950
-----------------------------------------------------------------------------------
                                                                      $     796,950
-----------------------------------------------------------------------------------

LEISURE AND TOURISM -- 0.1%

Orbitz, Inc., Class A(1)                                     2,900    $      67,280
-----------------------------------------------------------------------------------
                                                                      $      67,280
-----------------------------------------------------------------------------------

MANUFACTURED HOUSING -- 1.7%

Fleetwood Enterprises, Inc.(1)                             145,000    $   1,487,700
-----------------------------------------------------------------------------------
                                                                      $   1,487,700
-----------------------------------------------------------------------------------

MEDIA -- 0.9%

Cumulus Media, Inc., Class A(1)                             37,000    $     814,000
-----------------------------------------------------------------------------------
                                                                      $     814,000
-----------------------------------------------------------------------------------

MEDICAL PRODUCTS -- 2.3%

ICU Medical, Inc.(1)                                        58,000    $   1,988,240
-----------------------------------------------------------------------------------
                                                                      $   1,988,240
-----------------------------------------------------------------------------------

METALS - INDUSTRIAL -- 5.9%

Cia Vale do Rio Doce ADR                                    15,000    $     877,500
Cleveland-Cliffs, Inc.(1)                                    1,000           50,950
Inco Ltd.(1)                                                73,000    $   2,906,860
International Steel Group, Inc.(1)                           8,600          334,970
United States Steel Corp.                                   30,000        1,050,600
-----------------------------------------------------------------------------------
                                                                      $   5,220,880
-----------------------------------------------------------------------------------

MINING -- 2.3%

Aber Diamond Corp.(1)                                       15,000    $     549,450
Falconbridge Ltd.(2)                                        17,000          412,552
Inmet Mining Corp.(1)(2)                                    60,000          810,215
Teck Cominco Ltd., Class B(2)                               15,000          254,556
-----------------------------------------------------------------------------------
                                                                      $   2,026,773
-----------------------------------------------------------------------------------

NETWORKING HARDWARE -- 0.4%

Enterasys Networks, Inc.(1)                                 85,000    $     318,750
-----------------------------------------------------------------------------------
                                                                      $     318,750
-----------------------------------------------------------------------------------

OIL AND GAS - EQUIPMENT AND SERVICES -- 3.8%

ENSCO International, Inc.                                   55,800    $   1,516,086
Key Energy Services, Inc.(1)                                76,000          783,560
Patterson-UTI Energy, Inc.(1)                               17,000          559,640
Precision Drilling Corp.(1)                                 12,000          524,160
-----------------------------------------------------------------------------------
                                                                      $   3,383,446
-----------------------------------------------------------------------------------

OIL AND GAS - EXPLORATION AND PRODUCTION -- 2.4%

Chesapeake Energy Corp.                                    111,000    $   1,507,380
Plains Exploration and Product Co.(1)                       41,000          630,990
-----------------------------------------------------------------------------------
                                                                      $   2,138,370
-----------------------------------------------------------------------------------

PERSONAL PRODUCTS -- 0.8%

Estee Lauder Cos. Inc. (The), Class A                       17,000    $     667,420
-----------------------------------------------------------------------------------
                                                                      $     667,420
-----------------------------------------------------------------------------------

PHARMACEUTICAL -- 0.7%

Dr. Reddy's Laboratories Ltd. ADR                           20,500    $     648,825
-----------------------------------------------------------------------------------
                                                                      $     648,825
-----------------------------------------------------------------------------------

PHARMACEUTICALS - GENERIC -- 3.8%

American Pharmaceutical Partners, Inc.(1)                   85,895    $   2,886,072
IVAX Corp.(1)                                               20,000          477,600
-----------------------------------------------------------------------------------
                                                                      $   3,363,672
-----------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

SECURITY                                             SHARES           VALUE
-----------------------------------------------------------------------------------
RESTAURANT -- 0.7%

Panera Bread Co.(1)                                         15,000    $     592,950
-----------------------------------------------------------------------------------
                                                                      $     592,950
-----------------------------------------------------------------------------------

RETAIL - FOOD AND DRUG -- 2.3%

Walgreen Co.                                                56,800    $   2,066,384
-----------------------------------------------------------------------------------
                                                                      $   2,066,384
-----------------------------------------------------------------------------------

RETAIL - SPECIALTY -- 12.2%

Burberry Group plc(2)                                      180,000    $   1,177,740
CSK Auto Corp.(1)                                           41,500          778,955
Linens 'N Things, Inc.(1)                                   76,500        2,301,120
MSC Industrial Direct Co.                                   20,500          563,750
NBTY, Inc.(1)                                              113,400        3,045,924
Select Comfort Corp.(1)                                     24,000          594,240
Tempur-Pedic International, Inc.(1)                         89,500        1,387,250
Tweeter Home Entertainment Group, Inc.(1)                   95,000          897,750
-----------------------------------------------------------------------------------
                                                                      $  10,746,729
-----------------------------------------------------------------------------------

RETAIL - SPECIALTY AND APPAREL -- 1.5%

Foot Locker, Inc.                                           57,000    $   1,336,650
-----------------------------------------------------------------------------------
                                                                      $   1,336,650
-----------------------------------------------------------------------------------

RETAIL - WHOLESALE DISCOUNT -- 0.5%

BJ's Wholesale Club, Inc.(1)                                17,200    $     394,912
-----------------------------------------------------------------------------------
                                                                      $     394,912
-----------------------------------------------------------------------------------

SEMICONDUCTOR EQUIPMENT AND PRODUCTS -- 0.8%

Mykrolis Corp.(1)                                           45,000    $     723,600
-----------------------------------------------------------------------------------
                                                                      $     723,600
-----------------------------------------------------------------------------------

SEMICONDUCTORS -- 1.9%

SIPEX Corp.(1)                                             137,700    $   1,061,667
Veeco Instruments, Inc.(1)                                  23,000          648,600
-----------------------------------------------------------------------------------
                                                                      $   1,710,267
-----------------------------------------------------------------------------------

TELECOMMUNICATIONS - SERVICES -- 1.4%

Amdocs Ltd.(1)                                              14,000    $     314,720
Nextel Communications, Inc., Class A(1)                     32,000          897,920
-----------------------------------------------------------------------------------
                                                                      $   1,212,640
-----------------------------------------------------------------------------------

WIRELESS COMMUNICATION SERVICES -- 8.8%

NII Holdings, Inc., Class B(1)                              20,000    $   1,492,600
NTL, Inc.(1)                                                58,831        4,103,462
Research in Motion Ltd.(1)                                  20,000        1,336,600
Turkcell Iletisim Hizmet AS ADR(1)                          32,647          866,778
-----------------------------------------------------------------------------------
                                                                      $   7,799,440
-----------------------------------------------------------------------------------

TOTAL COMMON STOCKS
   (IDENTIFIED COST $72,024,846)                                      $  86,768,535
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 98.4%
   (IDENTIFIED COST $72,024,846)                                      $  86,768,535
-----------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 1.6%                                $   1,426,824
-----------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                  $  88,195,359
-----------------------------------------------------------------------------------

ADR - American Depositary Receipt

(1) Non-income producing security.

(2) Foreign security.

                       SEE NOTES TO FINANCIAL STATEMENTS.

CAPITAL GROWTH PORTFOLIO AS OF DECEMBER 31, 2003
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2003

ASSETS

Investments, at value (identified cost, $72,024,846)                     $  86,768,535
Receivable for investments sold                                              2,002,410
Interest and dividends receivable                                               18,975
--------------------------------------------------------------------------------------
TOTAL ASSETS                                                             $  88,789,920
--------------------------------------------------------------------------------------

LIABILITIES

Demand note payable                                                      $     200,000
Due to bank                                                                    379,322
Payable to affiliate for Trustees' fees                                          2,653
Accrued expenses                                                                12,586
--------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                        $     594,561
--------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO                $  88,195,359
--------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Net proceeds from capital contributions and withdrawals                  $  73,451,670
Net unrealized appreciation (computed on the basis of identified cost)      14,743,689
--------------------------------------------------------------------------------------
TOTAL                                                                    $  88,195,359
--------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
DECEMBER 31, 2003

INVESTMENT INCOME

Dividends (net of foreign taxes, $13,708)                                $     288,805
Interest                                                                        87,598
--------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                  $     376,403
--------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                                   $     813,710
Trustees' fees and expenses                                                      9,311
Custodian fee                                                                   89,696
Legal and accounting services                                                   38,697
Miscellaneous                                                                    5,252
--------------------------------------------------------------------------------------
TOTAL EXPENSES                                                           $     956,666
--------------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                      $    (580,263)
--------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
   Investment transactions (identified cost basis)                       $  26,768,805
   Foreign currency transactions                                                 1,735
--------------------------------------------------------------------------------------
NET REALIZED GAIN                                                        $  26,770,540
--------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                                   $   9,923,625
--------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                     $   9,923,625
--------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                         $  36,694,165
--------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                               $  36,113,902
--------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                                       YEAR ENDED           YEAR ENDED
IN NET ASSETS                                             DECEMBER 31, 2003    DECEMBER 31, 2002
------------------------------------------------------------------------------------------------
From operations --
   Net investment loss                                    $        (580,263)   $        (608,259)
   Net realized gain (loss)                                      26,770,540          (10,500,785)
   Net change in unrealized
      appreciation (depreciation)                                 9,923,625          (29,781,804)
------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                        $      36,113,902    $     (40,890,848)
------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                          $      10,782,367    $      21,075,762
   Withdrawals                                                  (80,032,655)         (28,171,108)
------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                                   $     (69,250,288)   $      (7,095,346)
------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                                $     (33,136,386)   $     (47,986,194)
------------------------------------------------------------------------------------------------

NET ASSETS
At beginning of year                                      $     121,331,745    $     169,317,939
------------------------------------------------------------------------------------------------
AT END OF YEAR                                            $      88,195,359    $     121,331,745
------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

SUPPLEMENTARY DATA

                                                                           YEAR ENDED DECEMBER 31,
                                                        ---------------------------------------------------------------
                                                           2003             2002             2001            2000(1)
-----------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of average daily net assets):
   Expenses                                                     0.73%            0.74%            0.73%            0.72%(2)
   Net investment income (loss)                                (0.45)%          (0.43)%          (0.08)%           0.29%(2)
Portfolio Turnover                                               240%             231%             264%             271%
-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                                                31.99%          (25.17)%          (7.47)%             --
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)                 $     88,195     $    121,332     $    169,318     $    171,126
-----------------------------------------------------------------------------------------------------------------------

(1) For the period from the start of business, March 7, 2000, to December 31, 2000.

(2) Annualized.

(3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS.

CAPITAL GROWTH PORTFOLIO AS OF DECEMBER 31, 2003
NOTES TO FINANCIAL STATEMENTS


1  SIGNIFICANT ACCOUNTING POLICIES

   Capital Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on February 28, 2000, seeks to achieve long-term growth of capital by investing in a portfolio consisting of common stocks. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At December 31, 2003, the Eaton Vance Balanced Fund held a 77.7% interest in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATIONS -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges are valued at closing sale prices on the exchange where such securities are principally traded. Marketable securities listed in the NASDAQ National Market System are valued at the NASDAQ official closing price. Listed or unlisted securities for which closing prices are not available are valued at the mean between the latest bid and asked prices. Short-term obligations and money market securities maturing in 60 days or less are valued at amortized cost which approximates value. Non-U.S. dollar denominated short-term obligations are valued at amortized cost as calculated in the base currency and translated to U.S. dollars at the current exchange rate. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

   B INCOME -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium and accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Dividend income may included dividends that represent returns of capital for federal income tax purposes.

   C INCOME TAXES -- The Portfolio has elected to be treated as a partnership for United States federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

   D USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   E INDEMNIFICATIONS -- Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

   F EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations. For the year ended December 31, 2003, $12 in credit balances were used to reduce the Portfolio's custodian fee.

   G OTHER -- Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of the securities sold.

2  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The investment adviser fee in earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at the monthly rate of 5/96 of 1% (0.625% per annum) of the Portfolio's average daily net assets up to and including $170 million and 1/24 of 1% (0.50% per annum) of average daily net assets over $170 million. For the year ended December 31, 2003, the fee was equivalent to 0.625% of the Portfolio's average net assets for such period and amounted to $813,710. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the investment adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 2003, no significant amounts have been deferred.

3  INVESTMENT TRANSACTIONS

   Purchases and sales of investments, other than short-term obligations, aggregated $288,168,677 and $359,181,730, respectively, for the year ended December 31, 2003.

4  FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

   The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2003, as computed on a federal tax income tax basis, were as follows:

   AGGREGATE COST                         $   72,897,881
   -----------------------------------------------------
   Gross unrealized appreciation          $   14,258,268
   Gross unrealized depreciation                (387,614)
   -----------------------------------------------------
   NET UNREALIZED APPRECIATION            $   13,870,654
   -----------------------------------------------------

5  LINE OF CREDIT

   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At December 31, 2003, the Portfolio had a balance outstanding pursuant to this line of credit of $200,000. Average borrowings and allocated fees during the year ended December 31, 2003 were not significant.

CAPITAL GROWTH PORTFOLIO AS OF DECEMBER 31, 2003
INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS OF CAPITAL GROWTH PORTFOLIO

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of Capital Growth Portfolio (the "Portfolio") at December 31, 2003, and the results of its operations, the changes in its net assets and the supplementary data for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 24, 20049

EATON VANCE BALANCED FUND
MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Special Investment Trust (the Trust) and Capital Growth Portfolio (CGP), Investment Grade Income Portfolio
(IGIP) and Large-Cap Value Portfolio (LCVP) (the Portfolios) are responsible for the overall management and supervision of the Trust's and Portfolios' affairs. The Trustees and officers of the Trust and the Portfolios are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolios hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust and the Portfolios, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research, and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolios' placement agent and a wholly-owned subsidiary of EVM.

                         POSITION(S)    TERM OF                                    NUMBER OF PORTFOLIOS
                          WITH THE     OFFICE AND                                    IN FUND COMPLEX
   NAME AND              TRUST AND     LENGTH OF       PRINCIPAL OCCUPATION(S)         OVERSEEN BY
 DATE OF BIRTH         THE PORTFOLIOS   SERVICE        DURING PAST FIVE YEARS            TRUSTEE(1)        OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE(S)
Jessica M. Bibliowicz     Trustee      Trustee of  Chairman, President and Chief          193               Director of National
11/28/59                               the Trust   Executive Officer of National                             Financial Partners
                                       and LCVP    Financial Partners (financial
                                       since       services company) (since April
                                       1998; of    1999). President and Chief
                                       the CGP     Operating Officer of John A.
                                       and IGIP    Levin & Co. (registered
                                       since 2000  investment adviser) (July 1997
                                                   to April 1999) and a Director
                                                   of Baker, Fentress & Company,
                                                   which owns John A. Levin & Co.
                                                   (July 1997 to April 1999).
                                                   Ms. Bibliowicz is an interested
                                                   person because of her
                                                   affiliation with a brokerage
                                                   firm.

James B. Hawkes           Trustee      Trustee of  Chairman, President and Chief          195                 Director of EVC
11/9/41                                the Trust   Executive Officer of BMR, EVC,
                                       since       EVM and EV; Director of EV;
                                       1989; of    Vice President and Director of
                                       the LCVP    EVD. Trustee and/or officer of
                                       since       195 registered investment
                                       1992; of    companies in the Eaton Vance
                                       the CGP     Fund Complex. Mr. Hawkes is an
                                       and IGIP    interested person because of
                                       since 2000  his positions with BMR, EVM,
                                                   EVC and EV, which are
                                                   affiliates of the Fund and the
                                                   Portfolios.

                         POSITION(S)    TERM OF                                    NUMBER OF PORTFOLIOS
                          WITH THE     OFFICE AND                                    IN FUND COMPLEX
   NAME AND              TRUST AND     LENGTH OF       PRINCIPAL OCCUPATION(S)         OVERSEEN BY
 DATE OF BIRTH         THE PORTFOLIOS   SERVICE        DURING PAST FIVE YEARS            TRUSTEE(1)        OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
NONINTERESTED TRUSTEE(S)
Samuel L. Hayes, III      Trustee      Trustee of  Jacob H. Schiff Professor of           195              Director of Tiffany & Co.
2/23/35                                the Trust   Investment Banking Emeritus,                          (specialty retailer) and
                                       since       Harvard University Graduate                                 Telect, Inc.
                                       1989; of    School of Business                                    (telecommunication services
                                       the LCVP    Administration.                                               company)
                                       since
                                       1992; of
                                       the CGP
                                       and IGIP
                                       since 2000

William H. Park           Trustee      Since 2003  President and Chief Executive          192                      None
9/19/47                                            Officer, Prizm Capital
                                                   Management, LLC (investment
                                                   management firm) (since 2002).
                                                   Executive Vice President and
                                                   Chief Financial Officer,
                                                   United Asset Management
                                                   Corporation (a holding company
                                                   owning institutional
                                                   investment management firms)
                                                   (1982-2001).

Ronald A. Pearlman        Trustee      Since 2003  Professor of Law, Georgetown           192                      None
7/10/40                                            University Law Center (since
                                                   1999). Tax Partner, Covington
                                                   & Burling, Washington, DC
                                                   (1991-2000).

                         POSITION(S)    TERM OF                                    NUMBER OF PORTFOLIOS
                          WITH THE     OFFICE AND                                    IN FUND COMPLEX
   NAME AND              TRUST AND     LENGTH OF       PRINCIPAL OCCUPATION(S)         OVERSEEN BY
 DATE OF BIRTH         THE PORTFOLIOS   SERVICE        DURING PAST FIVE YEARS            TRUSTEE(1)        OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
NONINTERESTED TRUSTEE(S) (CONTINUED)
Norton H. Reamer          Trustee      Trustee of  President, Chief Executive             195                    None
9/21/35                                the Trust   Officer and Director of Asset
                                       since       Management Finance Corp. (a
                                       1989; of    specialty finance company
                                       the LCVP    serving the investment
                                       since       management industry) (since
                                       1993; of    October 2003). President,
                                       the CGP     Unicorn Corporation (an
                                       and IGIP    investment and financial
                                       since 2000  advisory services company)
                                                   (since September 2000).
                                                   Formerly, Chairman, Hellman,
                                                   Jordan Management Co., Inc.
                                                   (an investment management
                                                   company) (2000-2003).
                                                   Formerly, Advisory Director of
                                                   Berkshire Capital Corporation
                                                   (investment banking firm)
                                                   (2002-2003). Formerly,
                                                   Chairman of the Board, United
                                                   Asset Management Corporation
                                                   (a holding company owning
                                                   institutional investment
                                                   management firms) and
                                                   Chairman, President and
                                                   Director, UAM Funds (mutual
                                                   funds) (1980-2000).

Lynn A. Stout             Trustee      Trustee of  Professor of Law, University           195                    None
9/14/57                                 the Trust  of California at Los Angeles
                                        and LCVP   School of Law (since July
                                         since     2001). Formerly, Professor of
                                        1998; of   Law, Georgetown University Law
                                        the CGP    Center.
                                        and IGIP
                                       since 2000

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                           POSITION(S)               TERM OF
                             WITH THE               OFFICE AND
   NAME AND                 TRUST AND               LENGTH OF                         PRINCIPAL OCCUPATION(S)
 DATE OF BIRTH            THE PORTFOLIOS              SERVICE                          DURING PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
Arieh Coll               Vice President of        Since 2000           Vice President of EVM and BMR. Officer of 4 registered
11/9/63                     the CGP                                    investment companies managed by EVM or BMR.

Thomas E. Faust Jr.      President of the         Since 2002           Executive Vice President of EVM, BMR, EVC and EV; Chief
5/31/58                     Trust                                      Investment Officer of EVM and BMR and Director of EVC. Chief
                                                                       Executive Officer of Belair Capital Fund LLC, Belcrest
                                                                       Capital Fund LLC, Belmar Capital Fund LLC, Belport Capital
                                                                       Fund LLC and Belrose Capital Fund LLC (private investment
                                                                       companies sponsored by EVM). Officer of 54 registered
                                                                       investment companies managed by EVM or BMR.

Elizabeth S. Kenyon      President of the        Since 2002(2)         Vice President of EVM and BMR. Officer of 2 registered
9/8/59                        IGIP                                     investment companies managed by EVM or BMR.

Duke E. Laflamme         Vice President of        Since 2001           Vice President of EVM and BMR. Officer of 11 registered
7/8/69                      the Trust                                  investment companies managed by EVM or BMR.

Thomas H. Luster        Vice President of         Since 2002           Vice President of EVM and BMR. Officer of 15 registered
4/8/62                 the Trust and of the                            investment companies managed by EVM or BMR.
                             IGIP

Michael R. Mach         Vice President of         Since 1999           Vice President of EVM and BMR. Previously, Managing Director
7/15/47                    the LCVP                                    and Senior Analyst for Robertson Stephens (1998-1999).
                                                                       Officer of 26 registered investment companies managed by EVM or BMR.

Duncan W. Richardson   President of the CGP       Since 2002           Senior Vice President and Chief Equity Investment Officer of
10/26/57                    and LCVP                                   EVM and BMR. Officer of 42 registered investment companies managed by EVM or BMR.

Alan R. Dynner              Secretary         Secretary of the Trust   Vice President, Secretary and Chief Legal Officer of BMR,
10/10/40                                     and LCVP since 1997; of   EVM, EVD, EV and EVC. Officer of 195 registered investment
                                              the CGP and IGIP since   companies managed by EVM or BMR.
                                                      2000

                           POSITION(S)               TERM OF
                             WITH THE               OFFICE AND
   NAME AND                 TRUST AND               LENGTH OF                         PRINCIPAL OCCUPATION(S)
 DATE OF BIRTH            THE PORTFOLIOS              SERVICE                          DURING PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
William J. Austin, Jr.   Treasurer of the         Since 2002(2)        Vice President of EVM and BMR. Officer of 58 registered
12/27/51                   Portfolios                                  investment companies managed by EVM or BMR.

James L. O'Connor        Treasurer of the          Since 1989          Vice President of BMR, EVM and EVD. Officer of 116 registered
4/1/45                        Trust                                    investment companies managed by EVM or BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.
(2) Prior to 2002, Ms. Kenyon served as Vice President of the IGIP since 2001 and Mr. Austin served as Assistant Treasurer of the LCVP since 1993 and the CGP and IGIP since 2000.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolios and can be obtained without charge by calling 1-800-225-6265.

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)-(d)

The following table presents aggregate fees billed to the registrant for the fiscal years ended December 31, 2002, and 2003 by the registrant's principal accountant for professional services rendered for the audit of the registrant's annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

YEARS ENDED DECEMBER 31,           2003        2002
------------------------------------------------------
Audit Fees                       $  29,375   $  25,975

Audit-Related Fees(1)            $       0   $       0

Tax Fees(2)                      $   7,435   $   6,280

All Other Fees(3)                $       0   $       0
                                 ---------------------

Total                            $  36,810   $  32,255
                                 =====================

(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under the category of audit fees.

(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3) All other fees consist of the aggregate fees billed for products and services provided by the registrant's principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant's audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant's principal accountant (the "Pre-Approval Policies"). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies
(i) specify certain
types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant's audit committee at least annually. The registrant's audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant's principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant's audit committee pursuant to the "de minimis exception" set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) Aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed by the registrant's principal accountant for services rendered to the registrant for each of the registrant's last two fiscal years (2002 and 2003) were $6,280 and $7,435, respectively. Aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed by the registrant's principal accountant for services rendered to the Eaton Vance organization (which includes the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant) for each of the registrant's last two fiscal years (2002 and 2003) were $0 and $0, respectively.

(h) The registrant's audit committee has considered whether the provision by the registrant's principal accountant of non-audit services to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1)         Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)      Treasurer's Section 302 certification.
(a)(2)(ii)     President's Section 302 certification.
(b)            Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL-GROWTH PORTFOLIO


By:     /S/ Duncan W. Richardson
        ------------------------
        Duncan W. Richardson
        President


Date:   February 20, 2004
        -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:     /S/ William J. Austin Jr.
        -------------------------
        William J. Austin Jr.
        Treasurer


Date:   February 20, 2004
        -----------------


By:     /S/ Duncan W. Richardson
        ------------------------
        Duncan W. Richardson
        President


Date:   February 20, 2004
        -----------------